Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	Jun. 12, 2017
C000172959
Account Value [Line Items]
Line Graph and Table Measure Name	LGM Risk Managed Total Return Fund - Institutional Class
Account Value	$ 13,360	$ 12,800	$ 11,175	$ 11,199	$ 10,938	$ 10,706	$ 11,264	$ 11,374	$ 10,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,338	9,659	9,584	10,034	11,561	11,067	10,481	10,166	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 27,850	$ 24,532	$ 19,138	$ 18,595	$ 18,651	$ 13,292	$ 11,779	$ 11,350	$ 10,000